Income Taxes (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Beginning Balance	$ 0
Ending Balance	0	$ 0
Southland Holdings [Member]
Beginning Balance	2,708,000
Additions to current year tax positions	1,355,000	2,708,000
Ending Balance	$ 4,063,000	$ 2,708,000